Postretirement Plans (Tables)	12 Months Ended
Sep. 30, 2014
Postemployment Benefits [Abstract]
Components Of Net Postretirement Benefits Expense

	2012	2013	2014
Service cost	$2	2	1
Interest cost	16	12	11
Net amortization	(11)	(13)	(21)
Net postretirement expense	$7	1	(9)

Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations

	2013	2014
Benefit obligation, beginning	$367	278
Service cost	2	1
Interest cost	12	11
Actuarial (gain) loss	(83)	(12)
Benefits paid	(20)	(17)
Plan amendments	—	(13)
Benefit obligation, ending (recognized in balance sheet)	$278	248